Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary shares	Additional paid-in capital	Ordinary shares subscribed	Statutory surplus reserves	Retained earnings	Accumulated other comprehensive income (loss)	Non- controlling interests	Total
Balance at Dec. 31, 2019	$ 9,288	$ 8,100,225	$ 344,739	$ 13,308,334	$ 39,449,962	$ (1,554,228)		$ 59,658,320
Balance (in Shares) at Dec. 31, 2019	18,575,000
Share issuance	$ 712	1,616,259						1,616,971
Share issuance (in Shares)	1,425,000
Ordinary shares subscribed			(344,739)					(344,739)
Net income					19,045,255			19,045,255
Appropriation of statutory reserve				1,870,133	(1,870,133)
Currency translation adjustment						4,759,973		4,759,973
Balance at Dec. 31, 2020	$ 10,000	9,716,484		15,178,467	56,625,084	3,205,745		84,735,780
Balance (in Shares) at Dec. 31, 2020	20,000,000
Net income					20,949,579			20,949,579
Currency translation adjustment						2,083,243		2,083,243
Balance at Dec. 31, 2021	$ 10,000	9,716,484		15,178,467	77,574,663	5,288,988		107,768,602
Balance (in Shares) at Dec. 31, 2021	20,000,000
Ordinary shares subscribed	$ 1,970	33,748,358						33,750,328
Ordinary shares subscribed (in Shares)	3,940,000
Net income					6,554,887			6,554,887
Currency translation adjustment						(6,133,093)		(6,133,093)
Balance at Jun. 30, 2022	$ 11,970	43,464,842		15,178,467	84,129,550	(844,105)		141,940,724
Balance (in Shares) at Jun. 30, 2022	23,940,000
Balance at Dec. 31, 2021	$ 10,000	9,716,484		15,178,467	77,574,663	5,288,988		107,768,602
Balance (in Shares) at Dec. 31, 2021	20,000,000
Ordinary shares subscribed	$ 1,970	33,250,522						33,252,492
Ordinary shares subscribed (in Shares)	3,940,000
Shareholders’ contribution							635,310	635,310
Net income					6,242,969		(65,265)	6,177,704
Appropriation of statutory reserve				487,393	(487,393)
Currency translation adjustment						(9,141,126)	(13,902)	(9,155,028)
Balance at Dec. 31, 2022	$ 11,970	42,967,006		15,665,860	83,330,239	(3,852,138)	556,143	138,679,080
Balance (in Shares) at Dec. 31, 2022	23,940,000
Net income					7,062,007		(30,478)	7,031,529
Currency translation adjustment						(6,294,057)	(25,800)	(6,319,857)
Balance at Jun. 30, 2023	$ 11,970	$ 42,967,006		$ 15,665,860	$ 90,392,246	$ (10,146,195)	$ 499,865	$ 139,390,752
Balance (in Shares) at Jun. 30, 2023	23,940,000